PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

	June 30, 2024	December 31, 2023

Computers	5,062	5,062
Equipment	119,819	119,819
Less accumulated depreciation:	(1,749)	(28,752)
Disposed equipment	(119,819)	119,819
Property and equipment, net	3,313	96,129

	December 31, 2023	December 31, 2022

Computers	5,062	5,062
Equipment	119,819	116,300
Less accumulated depreciation:	(28,752)	(3,863)
Property and equipment, net	96,129	117,499